Income taxes (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Net income from cash flow hedge	$ (585,430)	$ (1,098,591)	$ (93,416)
Actuarial gains and losses deriving from defined benefit plans	(1,444,133)	488,246	1,107,699
Charge to equity	$ (2,029,563)	$ (610,345)	$ 1,014,283